Related party transactions - Services provided by related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Services provided by related parties	¥ 499,953	¥ 108,390	¥ 5,162
Ziroom | Referral services
Related party transactions
Services provided by related parties	1,025	482	4,604
Yuanjing Mingde | Rental and property management services
Related party transactions
Services provided by related parties	8,753	850	0
IFM | Referral services
Related party transactions
Services provided by related parties	8,656	2,776	0
Tencent | Online marketing services
Related party transactions
Services provided by related parties	38,943	0	0
Brokerage firms | Rental and property management services
Related party transactions
Services provided by related parties	426,233	101,312	515
Others
Related party transactions
Services provided by related parties	¥ 16,343	¥ 2,970	¥ 43